Right-of-use assets and operating lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets and operating lease liabilities

Note 7 Right-of-use assets and operating lease liabilities

As of December 31, 2024, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarters, Kowloon, Hong Kong	24 months from May 1, 2023 to April 30, 2025	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2025 to December 31, 2026	5.6%
Production plant and administration facility, Shenzhen, PRC	3 years from July 16, 2024 to July 15, 2027	3.45%

The following amounts were recognized in the consolidated balance sheets:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Right-of-use assets	3,801	15,295	1,969

Operating lease liabilities
Current	4,060	5,822	750
Non-current	198	9,482	1,221
	4,258	15,304	1,971

A summary of lease costs recognized in the Company’s consolidated statements of income and supplemental cash flow information relating to the operating leases is as follows:

	For the year ended December 31
	2023	2024	2024
	HK$’000	HK$’000	US$’000
Amortization charge of right-of use assets	5,410	6,824	879
Right-of-use assets obtained in exchange for operating lease liabilities	-	17,604	2,260
Interest on lease liabilities	313	368	47
Cash paid for operating leases	6,301	6,935	893

Future undiscounted lease payments as of December 31, 2024 are as follows:

Year ending December 31	HK$’000	US$’000
2025	6,240	803
2026	6,234	803
2027	3,492	450

Future minimum operating lease payments	15,966	2,056
Less: Imputed interest	(662)	(85)

Total operating lease liabilities	15,304	1,971